Assets Measured at Fair Value on Nonrecurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value Measurements [Line Items]
Impairment of receivables held for sale		¥ (6,630)
Impairment of investments in affiliates	¥ (902)	(3,055)	¥ (10,928)
Affiliates
Fair Value Measurements [Line Items]
Impairment of investments in affiliates		(51,279)
Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale		836,638
Investments in affiliates		44,968
Level 2 | Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale		836,638
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Investments in affiliates		¥ 44,968